Accounting Policies and Recent Accounting Pronouncements - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Jan. 01, 2020 USD ($)	Mar. 31, 2020 USD ($) Lessee Lease	Mar. 31, 2019 USD ($) Lessee	Dec. 31, 2019 USD ($) Lease
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Fair value of net investment in direct financing and sales-type leases		$ 350,582,000		$ 299,275,000
Net investment in direct financing and sales-type leases		337,713,000		295,303,000
Fair value of container leaseback financing receivable		267,353,000		267,551,000
Net of container leaseback financing receivable		266,168,000		271,658,000
Fair value of long-term debt		3,410,284,000		3,798,683,000
Long-term debt		3,665,145,000		3,797,729,000
Addition to net fair value		589,000		167,000
Notional amounts		1,313,750,000
Pre-tax gain (loss) on cash flow hedging instruments		62,000
Derivative instruments are designated		0
Notional amount of non-designated interest rate swap and cap agreements		778,750,000		920,500,000
Unrealized (loss) gain on derivative instruments, net		14,937,000	$ 5,738,000
Allowance for credit losses as result of adoption		892,000
ASU 2016-03
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Allowance for credit losses as result of adoption	$ 892,000
Accumulated Gain (Loss), Cash Flow Hedge Instruments
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Pre-tax gain (loss) on cash flow hedging instruments		8,858,000
Interest Rate Swaps
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Notional amounts		$ 535,000,000		$ 110,000,000
Lease Rental Income | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee		0	0
Accounts Receivable | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lease		0		0
Containers held for sale | Fair Value, Inputs, Level 2
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Assets measured at fair value on non-recurring basis		$ 23,165,000		$ 22,217,000
Containers
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Impairment charges of long lived assets held for use		0	$ 0
Impairment charges to write-off containers		0	11,000
Containers for Sale
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Asset impairment charges		$ 4,586,000	$ 1,520,000
TL
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership percentage in TW Container Leasing, Ltd.		50.10%
Tap Funding Limited
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership percentage in TW Container Leasing, Ltd.		49.90%